Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash Flows from Operating Activities:
Net loss from operations	$ (3,303,652)	$ (3,098,532)	$ (5,934,772)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expenses	82,297	203,247	250,162
Expected credit loss	263,972	283,234	2,875,694
Allowance for long-term deposit	1,006,052
Inventory impairment provision	(22,863)	(72,057)
Loss from disposal of property, plant and equipment	10,466
Property, plant and equipment impairment		401,995
Construction in progress impairment		20,929	349,390
Convertible notes - Accretion of financing cost	520,787	292,771	335,654
Share-based compensation		352,100	554,571
Non-cash operating lease expense	69,343	69,819	73,034
Changes in operating assets and liabilities:
Accounts receivable	(257,085)	(321,422)	912,947
Note receivable			32,854
Inventory	(14,530)	(219,646)	408,951
Advance to suppliers	(287,824)	29,356	138
Other receivables and other current assets	(223,477)	143,175	50,313
Accounts payable	(114,081)	(29,254)	9,700
Refund liability	(159,502)	107,883	(1,380)
Contract liabilities	(128,813)	30,441	94,339
Tax payable	(15,842)	1,562	27,055
Operating lease liability – related party lease	(69,343)	(69,819)	(73,034)
Accrued expenses and other current liabilities	298,762	(53,835)	(46,373)
Net cash used in operating activities	(2,345,333)	(1,928,053)	(80,757)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(2,023)	(7,063)	(70,684)
Cash received from disposal of property, plant and equipment	65,539
Collection of deposit - Huangshan Panjie		33,486	58,381
Net cash provided by (used in) investing activities	63,516	26,423	(12,303)
Cash Flows from Financing Activities:
Proceeds from borrowings	258,003	433,927	309,417
Repayment of borrowings	(78,118)	(78,654)	(26,106)
Repayment from (Advances to) related parties	5,839,277	(2,205,254)	(628,911)
Repayment to related parties		(1,727,418)	(2,197,555)
Proceeds from convertible note	1,595,000	1,063,333	3,721,667
Repayment of convertible notes	(1,840,000)
Payment of convertible note issuance cost	(135,000)	(110,362)	(431,737)
Net proceeds from shares purchase agreements	2,759,991		2,194,827
Net cash provided by (used in) financing activities	8,399,153	(2,624,428)	2,941,602
Effect of exchange rate changes on cash and cash equivalents	(65,091)	(765,233)	(1,049,683)
Net increase (decrease) in cash, cash equivalents and restricted cash	6,052,245	(5,291,291)	1,798,859
Cash, cash equivalents and restricted cash at the beginning of the year	12,077,187	17,368,478	15,569,619
Cash, cash equivalents and restricted cash at the end of the year	18,129,432	12,077,187	17,368,478
Supplemental disclosures of cash flows information:
Cash paid for interest expense	21,239	24,533	13,047
Non-cash transactions:
Issuance of shares for convertible note principal and interest partial settlement	2,102,704	2,813,807	2,947,293
Non-cash settlement between balances of accounts receivable and due to related parties		1,235,290	1,263,993
Non-cash settlement between balances of due from related parties and due to related parties	8,993,443	6,080,971	4,051,569
Non-cash settlement between balances of long-term deposit and due to related parties	7,267,770
Equity portion opening adjustment for adoption of ASU 2020-06			(341,619)
Right-of-use assets obtained in exchange for new operating lease liabilities			361,935
Disposal of property, plant and equipment	$ 76,005